Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisers Investment Trust
Entity Central Index Key	0001516523
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000199565 [Member]
Shareholder Report [Line Items]
Fund Name	Vontobel U.S. Equity Institutional Fund
Class Name	Class I Shares
Trading Symbol	VTUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vontobel U.S. Equity Institutional Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-734-6278
Additional Information Website	am.vontobel.com/en/strategies/mutual-funds
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel U.S. Equity Institutional Fund (Class I Shares/VTUIX)	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the trailing one-year ended September 30, 2024 the Vontobel U.S. Equity Fund returned +25.47% vs. a +36.35% return for the S&P 500 Index. During the year, the market was narrowly focused on the artificial intelligence (AI) theme and the prospects for interest rate cuts by the US Federal Reserve. As a result, the Information Technology sector led the market higher, followed by Communication Services, Utilities and Financials. On the flip side, Energy was the lone sector to post negative returns, while more defensive sectors such as Health Care and Consumer Staples lagged in a strong rally.
Relative performance vs. the index was held back for an underweight to and stock selection within Information Technology. The strategy does not hold semiconductor companies such as Nvidia and Broadcom, which have been beneficiaries of increased spending on AI. Likewise, not owning Meta within the Communication Services sector detracted as it ramps up it’s AI spending. Our more defensive posture with overweight to Consumer Staples and Health Care also detracted from relative returns during the year.
On the positive side, the strategy’s lack of exposure to the poorly performing Energy sector added to relative returns. Stock selection within Materials contributed to performance as holdings in CRH and Sherwin-Williams saw improved earnings outlook driven by strong pricing power. Lastly, stock selection within Consumer Discretionary contributed to performance mainly to not holding poorly performing Tesla which has seen increased competition in the EV space.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Class I Shares of the Fund since its inception on March 27, 2018. It assumes a $1,000,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	Since Inception
Vontobel U.S. Equity Institutional Fund (Class I Shares/VTUIX)	25.47%	12.89%	13.49%
S&P 500 Index	36.35%	15.98%	14.85%

Performance Inception Date	Mar. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 40,986,725
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.68%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets	$40,986,725
Total number of portfolio holdings	42
Total advisory fees paid	$0 - Due to fee waivers
Portfolio turnover rate as of the end of the reporting period	40.68%

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
Information Technology	20.2%
Financials	17.3%
Health Care	17.3%
Consumer Staples	15.3%
Consumer Discretionary	10.1%
Industrials	7.2%
Communication Services	5.5%
Materials	5.1%
Real Estate	2.1%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2023. On June 5, 2024, the Board of Trustees of Advisers Investment Trust approved an Agreement and Plan of Reorganization relating to the reorganization of the Fund into the Vontobel U.S. Equity Fund (the "Acquiring Vontobel Fund," a series of The Advisors' Inner Circle Fund II). The Fund's shareholders subsequently approved the reorganization, and such reorganization into the Vontobel Acquiring Fund took place on October 21, 2024. For more complete information, you may review the Fund's next prospectus, which is expected to be available by February 1, 2025 at am.vontobel.com/en/strategies/mutual-funds or upon request at 877-734-6278.

Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	am.vontobel.com/en/strategies/mutual-funds
C000245173 [Member]
Shareholder Report [Line Items]
Fund Name	Vontobel Global Environmental Change Fund
Class Name	Class I Shares
Trading Symbol	ENVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vontobel Global Environmental Change Fund (the “Fund”) for the period of October 3, 2023, since inception date, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278 (toll free).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-734-6278
Additional Information Website	am.vontobel.com/en/strategies/mutual-funds
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel Global Environmental Change Fund (Class I Shares/ENVRX)	$93*	0.80%
*	For the period October 3, 2023, since inception date, through September 30, 2024. Expenses would be higher for a full annual reporting period.

Expenses Paid, Amount	$ 93 [1]
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
The Fund returned 32.8% since inception while the MSCI AC World Net Total Return was up 34.2%.
The strongest performance delivered our Clean Energy Infrastructure pillar where grid related companies outperformed renewable energy component producers. Building Technology and Clean Water also performed strongly while Lifecycle Management was more or less in line with global equity market returns. With Resource Efficient Industry and Low Emission Transportation, two of our pillars underperformed. The latter suffered especially from sluggish EV markets.
On a more traditional sector view the underperformance of the Fund is mainly related to Information Technology as our holdings did not hold up against Mag7's performance, which were strong drivers for market returns. Moreover, automotive related exposure (semiconductors and batteries) suffered from muted demand and rising price competition in the EV space. Positive contributions resulted mainly from Industrials (across different impact pillars) and Materials.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Class I Shares of the Fund since its inception on October 3, 2023. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Cumulative Total Returns	Since Inception
Vontobel Global Environmental Change Fund (Class I Shares/ENVRX)	32.80%
MSCI All Country World Index (ACWI) (net)	34.21%

Performance Inception Date	Oct. 03, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 13,286,285
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.90%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets	$13,286,285
Total number of portfolio holdings	59
Total advisory fees paid	$0 - Due to fee waivers
Portfolio turnover rate as of the end of the reporting period	17.90%

Holdings [Text Block]	PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
Industrials	49.6%
Information Technology	24.7%
Utilities	12.7%
Materials	10.5%
All other industries less than 2%	2.2%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2023. On June 5, 2024, the Board of Trustees of Advisers Investment Trust approved an Agreement and Plan of Reorganization relating to the reorganization of the Fund into the Vontobel Global Environmental Change Fund (the "Acquiring Vontobel Fund," a series of The Advisors' Inner Circle Fund II). The Fund's shareholders subsequently approved the reorganization, and such reorganization into the Vontobel Acquiring Fund took place on October 21, 2024. For more complete information, you may review the Fund's next prospectus, which is expected to be available by February 1, 2025 at am.vontobel.com/en/strategies/mutual-funds or upon request at 877-734-6278.

Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	am.vontobel.com/en/strategies/mutual-funds

[1]	For the period October 3, 2023, since inception date, through September 30, 2024. Expenses would be higher for a full annual reporting period.